Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 0	$ 0
General and administrative expenses	5,230,000	1,984,000
Gain from settlement and release of liabilities	(2,961,000)	0
Income (loss) from operations	(2,269,000)	(1,984,000)
Other income (expense) -
Income from cash and investments held in the Trust Account	2,278,000	4,600,000
Write-off contingent warrants associated with shares redeemed	130,000	0
Change in fair value of warrant liability	0	12,453,000
Net income	$ 139,000	$ 15,069,000
Class A Ordinary Shares
Other income (expense) -
Weighted average Class A ordinary shares outstanding -– basic (in Shares)	4,718,000	30,000,000
Net income per Class A ordinary share – basic (in Dollars per share)	$ 0.01	$ 0.4
Weighted average shares outstanding - diluted	4,718,000	30,000,000
Net income per ordinary share – diluted	$ 0.01	$ 0.4
Class B Ordinary Shares [Member]
Other income (expense) -
Weighted average Class A ordinary shares outstanding -– basic (in Shares)	7,500,000	7,500,000
Net income per Class A ordinary share – basic (in Dollars per share)	$ 0.01	$ 0.4
Weighted average shares outstanding - diluted	7,500,000	7,500,000
Net income per ordinary share – diluted	$ 0.01	$ 0.4